SCHEDULE OF ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Details) - USD ($)	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Payables and Accruals [Abstract]
Accounts payable,	$ 824,129	$ 547,117	$ 980,943
Accrued expenses	116,619	2,170,215	35,022
Accrued credit card payables	75,459	36,103	119,896
Other accrued liabilities	26,910	5,725	7,721
Accounts payable and accrued liabilities	$ 1,043,117	$ 2,759,160	$ 1,143,582